Scudder Kemper Investments, Inc.
                                                Two International Place
                                                Boston, MA  02110
                                                December 4, 1998

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549


RE: Zurich YieldWise Funds, formerly Zurich YieldWise Money Fund, (Reg. No. 333-21187) (811-8047) (the "Fund") Post Effective Amendment No. 4 to the Registration Statement on Form N-1A


Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 4 to the Fund's Registration Statement on Form N-1A (the "Amendment") does not differ from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on November 30, 1998.

         Comments or questions concerning this certificate may be directed to Dennis P. Gallagher at 617-295-2557.

                                                   Very truly yours,


                                                   Zurich YieldWise Funds


                                          By:      /s/Caroline Pearson
                                                   -------------------
                                                   Caroline Pearson
                                                   Assistant Secretary